Biological assets - Sensitivity of the inputs (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Biological assets
Percentage of possible decrease in average selling price per gram	5.00%
Decrease in biological asset value due to decrease in average selling price per gram	$ 516	$ 267
Decrease in inventory due to decrease in average selling price per gram	$ 2,470	1,040
Percentage of possible decrease in harvest yield per plant	5.00%
Decrease in biological asset value due to decrease in the harvest yield per plant	$ 266	$ 179